Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated)

Note 12 — Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated)

In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable ordinary shares and non-redeemable ordinary shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable ordinary shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be deemed dividends and to reduce from net income (loss) in arriving at net income (loss) available to common shareholders. Accordingly, basic and diluted adjusted net loss per ordinary share is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Net (loss) income	$(152,593)	$(84,230)	$(433,831)	$202,621
Accretion of carrying value to redemption value	(230,473)	(180,380)	(667,324)	(2,007,819)
Net loss including accretion of carrying value to redemption value	$(383,066)	$(264,610)	$(1,101,155)	$(1,805,198)

	Three Months Ended		Three Months Ended
	September 30, 2021		September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(109,307)	$(273,759)	$(81,080)	$(183,530)
Denominators:
Weighted-average shares outstanding	1,278,411	3,201,758	1,414,480	3,201,758
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Nine Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(323,912)	$(777,243)	$(1,148,954)	$(656,244)
Denominators:
Weighted-average shares outstanding	1,334,319	3,201,758	5,605,649	3,201,758
Basic and diluted net loss per share	$(0.24)	$(0.24)	$(0.20)	$(0.20)

Note 12 — Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated, See Note 2 – Amendment 2)

In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable ordinary shares and non-redeemable ordinary shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable ordinary shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be deemed dividends and to reduce from net income (loss) in arriving at net income (loss) available to common shareholders. Accordingly, basic and diluted adjusted net loss per ordinary share is as follows:

	Year Ended December 31,
	2020	2019
Net income	$25,302	$2,168,220
Accretion of carrying value to redemption value	(2,209,552)	(3,721,076)
Net loss including accretion of carrying value to redemption value	$(2,184,250)	$(1,552,856)

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(1,282,302)	$(901,948)	$(1,214,398)	$(338,458)
Denominators:
Weighted-average shares outstanding	4,551,951	3,201,758	11,487,992	3,201,758
Basic and diluted net loss per share	$(0.28)	$(0.28)	$(0.11)	$(0.11)